INCOME TAX - Income tax benefit (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Federal
Deferred		$ 8,606
State
Deferred		580
Income tax provision		9,186
Novus Capital Corp [Member]
Federal
Deferred	$ (71,849)
State
Deferred	(16,950)
Change in valuation allowance	88,799
U.S. federal
State
Net operating loss carryovers	19,477,629	19,477,629
U.S. federal | Novus Capital Corp [Member]
State
Net operating loss carryovers	342,139	342,139
State
State
Net operating loss carryovers	19,398,243	19,398,243
State | Novus Capital Corp [Member]
State
Net operating loss carryovers	$ 390,549	$ 390,549